Loans, financing, debentures and derivative financial instruments - Summary of Changes in Loans, Debentures and Finance Leases (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Loans, debentures and finance leases, beginning		R$ 16,377,643	R$ 17,376,216	R$ 14,392,722
New loans and debentures with cash effect		1,519,580	1,462,220	3,591,624
Interest accrued		945,023	801,102	757,161
Principal payment		(5,848,611)	(2,922,214)	(2,795,002)
Interest payment		(914,979)	(749,043)	(740,853)
Monetary and exchange rate variation		(587,064)	800,749	2,048,688
Change in fair value		(68,366)	(229,657)	34,702
Hedge result		327,135	80,018	87,174
Reclassification to liabilities held for sale	[1]		(241,748)
Loans, debentures and finance leases, ending		R$ 11,750,361	R$ 16,377,643	R$ 17,376,216

[1]	For further details, see Note 4.c.1.